BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (19.3%)
$14,349,481	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$12,372,481
20,831,274	AmeriCredit Automobile Receivables Trust 2021-2	11/18/24	0.260	20,798,354
40,000,000	AmeriCredit Automobile Receivables Trust 2021-3	02/18/25	0.410	39,885,040
1,390,107	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	1,395,343
5,325,280	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	5,365,725
14,240,000	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	14,205,825
48,700,000	Audax Senior Debt CLO III LLC 2020-1A (3-Month USD- LIBOR + 1.610%)[1,2]	01/20/30	1.864	48,628,231
10,410,803	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	10,478,791
42,460,000	BHG Securitization Trust 2022-A1	02/20/35	1.710	42,420,936
31,700,000	BMW Vehicle Lease Trust 2022-1	05/28/24	0.670	31,641,295
13,228,215	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	13,303,727
44,170,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	1.341	44,183,385
22,601,219	Capital Automotive LLC 2017-1A1	04/15/47	3.870	22,611,754
29,280,000	Carlyle US CLO Ltd. 2019-2A (3-Month USD-LIBOR + 1.120%)[1,2]	07/15/32	1.361	29,243,400
23,500,000	CarMax Auto Owner Trust 2022-1	02/18/25	0.910	23,460,995
20,625,344	CARS-DB4 LP 2020-1A1	02/15/50	3.190	20,790,283
23,454,429	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	22,922,985
9,025,663	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	9,077,665
19,179,122	Chesapeake Funding II LLC 2020-1A1	08/16/32	0.870	19,146,632
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month USD-LIBOR + 1.450%)[1,2]	10/01/32	1.535	25,000,000
5,456,879	CIG Auto Receivables Trust 2020-1A1	10/12/23	0.680	5,457,128
28,595,991	CIG Auto Receivables Trust 2021-1A1	04/14/25	0.690	28,473,337
14,677,983	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	14,771,307
57,480,000	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	57,246,551
30,017,483	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	30,116,495
28,818,470	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	28,623,259
1,837,015	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	1,836,771
35,000,000	Drive Auto Receivables Trust 2021-3	01/15/25	0.520	34,904,446
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month USD-LIBOR + 1.080%)[1,2]	01/15/34	1.240	17,158,851
5,114,927	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	4,296,600
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	16,859,688
1,899,801	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	1,904,024
14,029,690	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	14,100,448
10,392,409	FCI Funding LLC 2021-1A1	04/15/33	1.130	10,303,101
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	50,025,493
19,366,409	FNA LLC 2019-1[3]	12/10/31	3.000	19,440,002
8,811,014	Foursight Capital Automobile Receivables Trust 2021-2[1]	04/15/25	0.400	8,769,218
15,000,000	Foursight Capital Automobile Receivables Trust 2022-1[1]	09/15/25	1.150	14,980,852
8,832,037	FREED ABS Trust 2021-3FP1	11/20/28	0.620	8,815,361
17,000,000	FREED ABS Trust 2022-1FP1	03/19/29	0.940	16,980,958
24,459,313	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	24,113,578
25,438,638	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	25,145,244
34,620,000	GM Financial Consumer Automobile Receivables Trust 2022-1	02/18/25	0.760	34,549,645

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (continued)
$50,750,000	Golub Capital Partners ABS Funding 2019-1 Ltd. 2021-2A1	10/19/29	2.944%	$49,764,668
25,000,000	HPEFS Equipment Trust 2022-1A1	05/21/29	1.020	24,963,008
21,000,000	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	20,847,309
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,398,620
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	21,942,477
32,940,840	Madison Park Funding X, Ltd. 2012-10A (3-Month USD- LIBOR + 1.010%)[1,2]	01/20/29	1.264	32,940,800
40,030,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD- LIBOR + 0.970%)[1,2]	04/25/29	1.228	40,061,275
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,733,227
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	16,486,973
8,450,000	MCF CLO IX, Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%) [1,2]	07/17/31	1.701	8,450,000
27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1- Month USD-LIBOR + 0.950%)[1,2]	07/25/25	1.058	27,202,464
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	40,314,015
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	21,821,981
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,272,048
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	30,742,295
150,054	NMEF Funding LLC 2019-A1	08/17/26	2.730	150,115
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month USD- LIBOR + 1.100%)[1,2]	05/20/32	1.260	29,963,556
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,544,970
10,200,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	10,192,372
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	1.304	32,903,705
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	20,811,464
3,784,784	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	3,785,554
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,636,730
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	55,361,797
20,131,308	OSCAR US Funding Trust XIII LLC 2021-2A1	08/12/24	0.390	20,061,323
15,392,736	OSCAR US Funding XII LLC 2021-1A1	03/11/24	0.400	15,222,562
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD- LIBOR + 1.600%)[1,2]	08/20/27	1.760	20,007,058
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD- LIBOR + 1.600%)[1,2]	10/24/27	1.859	15,023,190
47,880,000	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	1.252	47,880,000
19,490,000	Parliament Clo II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	1.510	19,502,559
11,154,227	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	11,208,093
12,791,069	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	12,801,347
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,281,585
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	27,880,399
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,087,395
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	18,045,954
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	16,570,202
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	55,374,645

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (continued)
$4,380,107	Santander Drive Auto Receivables Trust 2020-3	07/15/24	0.520%	$4,380,418
9,251,139	Santander Drive Auto Receivables Trust 2021-2	04/15/24	0.280	9,250,283
65,000,000	Santander Drive Auto Receivables Trust 2021-4	08/15/24	0.370	64,924,659
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	35,211,314
1,953,165	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	1,955,337
10,479,583	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	9,850,785
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,2]	07/20/32	1.314	22,711,135
50,308,583	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	51,767,934
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	18,627,643
27,621,164	SWC Funding LLC 2018-1A1,3	08/15/33	4.750	27,232,832
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,2]	07/15/32	1.301	50,790,000
218,355	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	218,419
43,000,000	Volkswagen Auto Loan Enhanced Trust 2021-1	10/21/24	0.490	42,905,581
30,791,094	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	30,791,541
24,596,345	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	24,551,356
42,174,136	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	41,973,535
82,000,000	Westlake Automobile Receivables Trust 2021-3A1	09/16/24	0.570	81,816,574
	Total Asset Backed Securities (Cost $2,371,175,923)			2,364,002,285

	COMMERCIAL MORTGAGE BACKED SECURITIES (2.9%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,4]	06/05/30	3.559	25,290,716
12,939,023	BX Commercial Mortgage Trust 2019-XL (1-Month USD- LIBOR + 0.920%)[1,2]	10/15/36	1.026	12,931,264
16,708,717	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	1.151	16,645,269
39,480,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,2]	02/15/38	1.064	39,294,444
20,990,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 1.514%)[1,2]	11/15/37	1.564	20,989,998
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2]	05/15/38	1.156	17,187,015
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	2.685	27,636,877
9,690,000	Commercial Mortgage Pass Through Certificates 2013- GAM[1,2,4]	02/10/28	3.417	9,454,137
18,777,557	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	1.106	18,706,003
18,040,000	MED Trust 2021-MDLN (1-Month USD-LIBOR + 0.950%)[1,2]	11/15/38	1.057	18,018,329
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD- LIBOR + 0.801%)[1,2]	04/15/38	0.907	33,561,628
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD- LIBOR + 0.700%)[1,2]	11/15/34	0.806	32,575,702
25,489,870	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	0.956	25,431,753
24,260,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	1.251	24,223,729
32,744,891	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	1.233	32,726,131
	Total Commercial Mortgage Backed Securities (Cost $360,655,925)			354,672,995

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (49.1%)
	AUTO MANUFACTURERS (1.7%)
$20,585,000	Daimler Finance North America LLC[1]	02/22/22	3.400%	$20,619,312
45,590,000	Daimler Trucks Finance North America LLC (SOFR + 0.500%)[1,2]	06/14/23	0.549	45,647,899
15,132,000	General Motors Financial Co., Inc.	04/10/22	3.450	15,170,493
30,805,000	General Motors Financial Co., Inc.	06/30/22	3.150	31,059,756
7,750,000	General Motors Financial Co., Inc.	07/08/22	3.550	7,840,786
87,750,000	Toyota Motor Credit Corp. (SOFR + 0.350%)[2]	06/13/23	0.400	87,750,000
				208,088,246
	BANKS (15.8%)
14,895,000	ANZ New Zealand Int’l, Ltd., London Branch[1]	03/19/24	3.400	15,445,812
41,195,000	ASB Bank, Ltd.[1]	06/14/23	3.750	42,533,758
34,375,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	34,596,183
47,633,000	Australia & New Zealand Banking Group, Ltd.	11/09/22	2.625	48,329,130
78,697,000	Bank of America Corp. (3-Month USD-LIBOR + 0.930%)[2]	07/21/23	2.816	79,315,354
23,531,000	Bank of Montreal	03/26/22	2.900	23,621,092
51,125,000	Bank of Montreal	01/10/25	1.500	50,621,571
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	56,816,971
85,200,000	Bank of Nova Scotia	03/07/22	2.700	85,399,908
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,850,526
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	0.430	32,467,167
26,935,000	BNP Paribas S.A.[1]	05/23/22	2.950	27,135,001
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	14,998,617
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	0.849	19,724,665
12,895,000	Canadian Imperial Bank of Commerce	06/22/23	0.450	12,739,742
60,560,000	Canadian Imperial Bank of Commerce	09/13/23	3.500	62,720,175
16,860,000	Canadian Imperial Bank of Commerce	10/18/24	1.000	16,457,843
69,806,000	Citigroup, Inc.	10/27/22	2.700	70,571,840
40,893,000	Citigroup, Inc. (3-Month USD-LIBOR + 0.950%)[2] .	07/24/23	2.876	41,224,104
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	0.450	33,555,083
33,560,000	DNB Bank ASA[1]	12/02/22	2.150	33,918,421
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	63,449,100
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,017,431
16,845,000	Goldman Sachs Group, Inc.	03/08/23	0.523	16,710,749
50,978,000	Goldman Sachs Group, Inc. (3-Month USD-LIBOR + 0.990%)[2]	07/24/23	2.905	51,376,812
20,810,000	Goldman Sachs Group, Inc.	12/06/23	1.217	20,701,407
26,887,000	HSBC Holdings, Plc.	03/30/22	4.000	27,045,328
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	29,183,539
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	32,964,915
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	61,776,121
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[2]	03/13/26	2.005	33,105,666
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	35,368,618
24,769,000	Mitsubishi UFJ Financial Group, Inc.	02/22/22	2.998	24,803,876
48,955,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	49,094,071
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	38,722,014
105,556,000	Morgan Stanley	05/19/22	2.750	106,279,879
68,135,000	Royal Bank of Canada	01/21/25	1.600	67,640,906
63,582,000	Santander Holdings USA, Inc.	03/28/22	3.700	63,736,572

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500%	$16,544,508
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	25,641,267
47,680,000	Svenska Handelsbanken AB	11/20/23	3.900	49,860,421
34,335,000	Toronto-Dominion Bank	12/13/24	1.250	33,838,883
61,285,000	Truist Bank	03/09/23	1.250	61,384,733
21,430,000	Truist Financial Corp.	12/06/23	3.750	22,288,506
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	41,313,390
22,470,000	US Bancorp	05/12/25	1.450	22,208,239
13,500,000	US Bank NA	05/23/22	2.650	13,563,283
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	22,803,274
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	19,336,225
55,210,000	Westpac Banking Corp.	11/18/24	1.019	54,263,802
				1,933,066,498
	BIOTECHNOLOGY (0.6%)
53,483,000	Gilead Sciences, Inc.	09/01/22	3.250	54,053,514
18,840,000	Gilead Sciences, Inc.	09/29/23	0.750	18,632,398
				72,685,912
	COMPUTERS (0.0%)
4,600,000	Dell International LLC / EMC Corp.	06/15/23	5.450	4,808,604

	DIVERSIFIED FINANCIAL SERVICES (4.6%)
10,765,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	05/26/22	3.500	10,835,302
11,426,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	11,867,326
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	48,846,493
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	21,106,517
42,957,000	AIG Global Funding[1]	09/13/23	0.400	42,161,703
26,705,000	Air Lease Corp.	01/15/23	2.250	26,966,335
29,300,000	Air Lease Corp.	01/15/23	2.750	29,693,817
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	37,842,592
103,504,000	American Express Co.	08/01/22	2.500	104,311,326
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	35,767,916
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	36,433,826
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,257,444
45,285,000	Capital One Financial Corp. (SOFR + 0.690%)[2]	12/06/24	1.343	44,933,082
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,574,300
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,855,349
48,895,000	Drawbridge Special Opportunities Fund LP1	02/15/26	3.875	49,068,248
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	24,870,224
				558,391,800
	ELECTRIC (4.4%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	73,866,847
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	34,415,238
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[2]	06/10/23	0.299	39,269,898
56,760,000	Duke Energy Progress NC Storm Funding LLC.	07/01/30	1.295	55,942,310
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	62,576,794
12,750,000	Edison International	03/15/23	2.950	12,882,660
18,525,000	Exelon Generation Co. LLC	06/01/25	3.250	19,170,711
25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750	26,633,915

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$42,385,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650%	$42,198,506
88,057,000	Public Service Enterprise Group, Inc.	11/15/22	2.650	89,082,836
24,425,000	Southern California Edison Co. (SOFR + 0.350%)[2]	06/13/22	0.399	24,427,665
27,010,000	Southern Co. (SOFR + 0.370%)[2]	05/10/23	0.419	26,971,054
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	37,629,840
				545,068,274
	HEALTHCARE-PRODUCTS (0.8%)
45,636,000	Thermo Fisher Scientific, Inc.	10/18/23	0.797	45,170,521
57,415,000	Zimmer Biomet Holdings, Inc.	04/01/22	3.150	57,529,782
				102,700,303
	HEALTHCARE-SERVICES (0.5%)
60,630,000	Sutter Health	08/15/25	1.321	59,137,105

	INSURANCE (6.4%)
15,483,000	Aon Corp.	11/15/22	2.200	15,636,333
20,325,000	Athene Global Funding[1]	07/01/22	3.000	20,518,117
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,494,423
18,000,000	Athene Global Funding[1]	01/14/25	2.500	18,145,799
14,345,000	Athene Global Funding[1]	06/29/25	2.550	14,493,646
47,588,000	Enstar Group, Ltd.	03/10/22	4.500	47,702,397
33,775,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	32,993,183
59,274,000	F&G Global Funding[1]	09/20/24	0.900	57,623,977
64,675,000	GA Global Funding Trust[1]	12/08/23	1.250	64,047,633
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	0.549	50,000,000
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	43,024,473
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	72,929,416
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	72,471,005
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	18,823,427
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	36,498,448
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	46,451,336
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	29,120,526
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	42,096,829
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	37,103,550
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,067,500
4,205,000	Universal Insurance Holdings, Inc.[1]	11/30/26	5.625	4,143,788
11,950,000	Vitality Re XIII Ltd. (3-Month U.S. 3-Month Treasury Bill + 2.000%)[1,2]	01/06/26	2.165	11,944,025
				784,329,831
	INTERNET (0.2%)
19,060,000	Expedia Group, Inc.	12/15/23	3.600	19,622,554

	INVESTMENT COMPANIES (5.7%)
74,580,000	Ares Capital Corp.	02/10/23	3.500	76,019,229
17,695,000	BlackRock TCP Capital Corp.	03/01/22	4.625	17,673,766
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	42,458,225
46,600,000	Blackstone Private Credit Fund[1]	09/15/24	1.750	45,292,299
30,840,000	Blackstone Private Credit Fund[1]	11/22/24	2.350	30,397,641
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	25,214,696
19,925,000	Blackstone Secured Lending Fund	01/15/26	3.625	20,421,752

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$35,855,000	Business Development Corp. of America[1]	12/30/22	4.750%	$36,371,633
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	19,141,295
26,475,000	Business Development Corp. of America	03/30/26	3.250	25,949,262
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	33,255,456
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	24,735,731
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	44,017,301
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	40,481,577
9,329,000	Main Street Capital Corp.	12/01/22	4.500	9,553,205
49,650,000	Main Street Capital Corp.	05/01/24	5.200	52,037,501
33,980,000	Main Street Capital Corp.	07/14/26	3.000	33,287,607
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	32,873,814
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,258,484
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	28,011,169
18,000,000	OWL Rock Core Income Corp.[1]	09/23/26	3.125	17,105,722
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	20,875,638
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	17,126,407
				702,559,410
	MACHINERY CONSTRUCTION & MINING (0.5%)
24,145,000	Caterpillar Financial Services Corp.	07/07/23	0.650	23,948,037
33,920,000	Caterpillar Financial Services Corp.	01/10/24	0.950	33,640,720
				57,588,757
	MEDIA (0.5%)
58,742,000	Charter Communications Operating LLC / Charter
	Communications Operating Capital	07/23/22	4.464	59,394,261

	OIL&GAS (0.6%)
35,498,000	Apache Corp.	11/15/25	4.625	37,032,933
6,400,000	Continental Resources, Inc.	04/15/23	4.500	6,555,456
17,822,000	Ovintiv Exploration, Inc.	07/01/24	5.625	19,212,743
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	10,554,743
				73,355,875
	PHARMACEUTICALS (0.6%)
20,446,000	AbbVie, Inc.	10/01/22	3.250	20,652,767
57,840,000	AbbVie, Inc.	11/21/22	2.300	58,431,492
				79,084,259
	PIPELINES (1.7%)
52,187,000	Energy Transfer LP / Regency Energy Finance Corp.	10/01/22	5.000	53,056,996
42,750,000	EnLink Midstream Partners, LP	06/01/25	4.150	42,632,117
73,930,000	Kinder Morgan, Inc.	01/15/23	3.150	75,172,459
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	32,464,775
				203,326,347
	REAL ESTATE INVESTMENT TRUSTS (1.0%)
82,304,000	American Tower Corp.	01/31/23	3.500	84,096,379
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	22,657,250
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	20,177,146
				126,930,775
	RETAIL (0.7%)
11,000,000	Nordstrom, Inc.	04/08/24	2.300	10,811,130

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	RETAIL (continued)
$72,275,000	Walgreens Boots Alliance, Inc.	11/17/23	0.950%	$71,453,865
				82,264,995
	SEMICONDUCTORS (0.3%)
33,545,000	ams-OSRAM AG1	07/31/25	7.000	35,222,250

	SOFTWARE (1.0%)
120,307,000	Oracle Corp.	05/15/22	2.500	120,599,517

	TELECOMMUNICATIONS (1.1%)
100,479,000	AT&T, Inc.	06/30/22	3.000	101,016,311
35,000,000	Lumen Technologies, Inc.	03/15/22	5.800	35,087,500
				136,103,811
	TRANSPORTATION (0.4%)
7,753,000	Union Pacific Corp.	03/01/22	2.950	7,769,513
41,623,000	Union Pacific Corp.	07/15/22	4.163	41,933,256
				49,702,769
	Total Corporate Bonds (Cost $6,006,013,215)			6,014,032,153

	EXCHANGE-TRADED FUNDS (3.4%)
4,950,000	iShares 1-5 Year Investment Grade Corporate Bond ETF			263,488,500
4,900,000	SPDR Portfolio Short Term Corporate Bond ETF			150,479,000
	Total Exchange-Traded Funds
	(Cost $425,467,000)			413,967,500

	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.6%)
36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	5.500	37,403,185
21,875,642	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[2]	02/10/27	5.724	21,793,608
47,171,666	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[2]	09/07/27	1.855	46,863,635
100,000,000	AT&T, Inc. (3-Month USD-LIBOR + 1.000%)[2]	03/23/22	1.109	99,875,000
11,970,000	Avantor Funding, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	11/08/27	2.750	11,949,412
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD- LIBOR + 1.750%)[2]	01/15/25	2.500	20,658,737
14,850,000	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD- LIBOR + 2.250%)[2]	12/01/27	2.750	14,802,629
56,335,276	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	1.974	56,136,976
10,414,092	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%) [2]	10/31/24	4.500	10,394,618
36,249,666	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	2.354	36,072,406
36,451,562	Charter Communications Operating LLC (CCo. Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[2]	04/30/25	1.860	36,333,094
24,491,572	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	3.355	24,350,745
36,587,167	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	1.855	36,541,433
20,000,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 2.000%)[2]	10/08/28	2.105	19,975,000
24,637,500	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	1.605	24,514,313

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	1.974%	$25,844,167
38,650,623	Eastern Power LLC (Eastern Covert Midco, LLC) (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	4.750	28,547,737
47,433,625	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	1.852	46,662,829
22,539,380	Genpact, Ltd. (3-Month USD-LIBOR + 1.375%)[2]	08/09/23	5.500	22,370,335
3,980,000	HCA, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	06/30/28	1.855	3,999,900
22,090,578	Icon Plc. (3-Month USD-LIBOR + 2.250%)[2]	07/03/28	2.750	22,029,829
33,827,340	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[2]	11/04/26	3.250	33,726,873
36,869,725	Jazz Pharmaceuticals, Inc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	4.000	36,865,301
52,023,175	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	2.105	51,828,088
22,817,887	Lumen Technologies, Inc. Term B (1-Month USD-LIBOR + 2.250%)[2]	03/15/27	2.355	22,427,245
36,693,038	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	4.750	35,597,016
16,103,094	Nexstar Media, Inc. Term A4 (1-Week USD- LIBOR+1.500%)[2]	10/26/23	1.602	16,049,470
43,094,475	Nexstar Media, Inc. Term A5 A4 (1-Week USD- LIBOR+1.500%)[2]	09/19/24	1.602	42,906,152
38,705,722	NorthRiver Midstream Finance LP Term B (3-Month USD- LIBOR + 3.250%)[2]	10/01/25	3.464	38,598,120
50,000,000	NVA Holdings Parent LLC (1-Month USD-LIBOR + 1.750%)[2]	12/07/24	1.857	49,625,000
51,819,138	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	3.500	51,728,454
38,199,941	Ortho Clinical Diagnostics SA (3-Month USD-LIBOR + 3.000%)[2]	06/30/25	3.000	38,168,235
17,124,492	Owens-Illinois Group, Inc. (1-Month USD-LIBOR + 1.500%)[2]	06/25/24	1.809	16,996,059
7,352,385	RPI Intermediate Finance Trust Term B1 (1-Month USD- LIBOR + 1.750%)[2]	02/11/27	1.855	7,335,842
15,000,000	Setanta Aircraft Leasing DAC (6-Month USD- LIBOR+2.000%)[2]	11/05/28	2.140	14,971,950
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[2]	10/20/27	4.750	47,480,850
16,000,000	Southwestern Energy Company (3-Month CME Term SOFR+2.500%)[2]	06/22/27	3.000	16,010,080
12,993,395	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD- LIBOR + 1.750%)[2]	04/16/25	1.855	12,830,978
9,775,789	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD- LIBOR + 1.750%)[2]	04/16/25	1.855	9,653,592
8,160,113	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD- LIBOR + 1.750%)[2]	04/16/25	1.855	8,040,899
17,535,375	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	3.855	17,535,375
48,260,313	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	4.500	48,240,043
20,939,740	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	1.855	20,705,843
55,963,144	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD- LIBOR + 1.750%)[2]	05/30/25	1.855	55,420,861

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$62,089,284	Wynn Resorts, Ltd. Term A (1-Month USD-LIBOR + 1.750%)[2]	09/20/24	1.860%	$60,847,498
20,938,603	Zebra Buyer LLC (3-Month USD-LIBOR + 3.250%)[2]	11/01/28	3.750	20,938,603
	Total Loan Participations and Assignments (Cost $1,431,473,274)			1,421,648,015

	MUNICIPAL BONDS (1.2%)
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	0.771	10,157,132
12,845,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	14,605,572
119,055,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.824	119,069,155
	Total Municipal Bonds (Cost $143,051,700)			143,831,859

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.1%)
21,503,271	Cascade Funding Mortgage Trust 2019-RM3[1,2,4]	06/25/69	2.800	21,436,925
18,553,063	CFMT LLC 2021-HB5[1,2,4]	02/25/31	0.801	18,482,564
5,011,093	Pepper Residential Securities Trust No. 23A (1-Month USD- LIBOR + 0.950%)[1,2]	08/18/60	1.053	5,020,256
2,999,445	Pepper Residential Securities Trust No. 24A (1-Month USD- LIBOR + 0.900%)[1,2]	11/18/60	1.003	3,006,235
10,826,495	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	1.054	10,648,926
11,202,533	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,2]	02/07/52	1.152	11,221,961
15,239,975	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	0.804	15,194,675
35,894,296	RMF Buyout Issuance Trust 2021-HB1[1,2,4]	11/25/31	1.259	35,641,521
10,364,007	RMF Proprietary Issuance Trust 2019-1[1,2,4]	10/25/63	2.750	10,372,099
	Total Residential Mortgage Backed Securities (Cost $131,512,727)			131,025,162

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)
25,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	24,787,364
46,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	45,486,786
50,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	48,702,518
36,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	35,338,708
45,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	44,195,638
29,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	28,228,316
23,158	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold
	Guaranteed (1-Year USD-LIBOR + 1.769%)[2]	04/01/36	2.118	23,901
13,417	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold
	Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	1.865	13,470
11,099	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold
	Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	2.120	11,125
3,403,477	Federal National Mortgage Association (FNMA)	07/01/35	5.000	3,814,390
216,483	Federal National Mortgage Association (FNMA)	11/01/35	5.500	245,726

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$28,442	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.984%)[2]	07/01/36	2.234%	$30,078
60,826	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.722%)[2]	09/01/36	1.972	63,762
26,931	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.754%)[2]	01/01/37	2.089	27,177
198,062	Federal National Mortgage Association (FNMA)	08/01/37	5.500	224,052
2,400,218	Federal National Mortgage Association (FNMA)	08/01/37	5.500	2,669,730
980,079	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,117,452
5,981	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	1.625	6,141
	Total U.S. Government Agency Obligations (Cost $240,539,431)			234,986,334

	U.S. TREASURY BILLS (13.3%)
16,250,000	U.S. Treasury Bill[6]	03/03/22	0.000	16,249,323
198,750,000	U.S. Treasury Bill[6]	03/10/22	0.000	198,741,037
100,000,000	U.S. Treasury Bill[6]	03/22/22	0.000	99,993,603
216,750,000	U.S. Treasury Bill[6]	03/24/22	0.000	216,734,791
165,750,000	U.S. Treasury Bill[6]	04/07/22	0.000	165,708,476
203,000,000	U.S. Treasury Bill[6]	04/14/22	0.000	202,945,089
197,750,000	U.S. Treasury Bill[6,7]	04/21/22	0.000	197,677,855
68,000,000	U.S. Treasury Bill[6]	04/26/22	0.000	67,971,598
118,250,000	U.S. Treasury Bill[6]	05/17/22	0.000	118,156,016
60,000,000	U.S. Treasury Bill[6]	05/24/22	0.000	59,949,973
181,000,000	U.S. Treasury Bill[6]	06/23/22	0.000	180,761,543
109,500,000	U.S. Treasury Bill[6]	07/07/22	0.000	109,313,166
	Total U.S. Treasury Bills (Cost $1,634,509,070)			1,634,202,470

TOTAL INVESTMENTS (Cost $12,744,398,265)[8]			103.8%	$12,712,368,773
LIABILITIES IN EXCESS OF OTHER ASSETS			(3.8)%	(468,521,185)
NET ASSETS			100.0%	$12,243,847,587

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2022 was $4,280,041,929 or 35.0% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2022 coupon or interest rate.
[3]	Security that used significant unobservable inputs to determine fair value.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $12,744,398,265, the aggregate gross unrealized appreciation is $66,085,448 and the aggregate gross unrealized depreciation is $85,503,792, resulting in net unrealized depreciation of $19,418,344.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Abbreviations:

CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2022:

	Number of	Expiration	Notional	Market	Unrealized
Description	Contracts	Date	Amount	Value	Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,000	March 2022	$654,638,406	$649,968,750	$4,669,656
U.S. Treasury 5-Year Notes	5,800	March 2022	699,156,409	691,378,125	7,778,284
U.S. Treasury 10-Year Notes	156	March 2022	20,126,333	19,963,125	163,208
					$12,611,148

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022.

	Unadjusted Quoted
	Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	January 31, 2022
Asset Backed Securities	$–	$2,317,329,451	$46,672,834	$2,364,002,285
Commercial Mortgage Backed Securities	–	354,672,995	–	354,672,995
Corporate Bonds	–	6,014,032,153	–	6,014,032,153
Exchange-Traded Funds	413,967,500	–	–	413,967,500
Loan Participations and Assignments	–	1,421,648,015	–	1,421,648,015
Municipal Bonds	–	143,831,859	–	143,831,859
Residential Mortgage Backed Securities	–	131,025,162	–	131,025,162
U.S. Government Agency Obligations	–	234,986,334	–	234,986,334
U.S. Treasury Bills	–	1,634,202,470	–	1,634,202,470
Total Investment, at value	$413,967,500	$12,251,728,439	$46,672,834	$12,712,368,773
Other Financial Instruments, at value
Financial Futures Contracts	$12,611,148	$–	$–	$12,611,148
Other Financial Instruments, at value	$12,611,148	$–	$–	$12,611,148

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2022:

Asset Backed
Securities
Balance as of October 31, 2021	$62,676,293
Purchases	-
Sales / Paydowns	(15,824,709)
Realized gains (losses)	-
Change in unrealized appreciation (depreciation)	(178,750)
Amortization	-
Transfers from Level 3	-
Transfers to Level 3	-
Balance as of January 31, 2022	$46,672,834

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800 -575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.